Expense Example, No Redemption {- Franklin Growth Allocation Fund} - Franklin Fund Allocator Series FAS-25 - Franklin Growth Allocation Fund - Class C	Dec. 01, 2020 USD ($)
Expense Example, No Redemption:
1 Year	$ 172
3 Years	533
5 Years	918
10 Years	$ 1,999